UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         02/12/08
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:        0

     Form 13F Information Table Entry Total:   168

     Form 13F Information Table Value Total:   $ 168,564
                                               -----------------
                                                (thousands)


     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE.


COLUMN 1                                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- -------------------
                                        TITLE                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS      CUSIP     (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
----------------------------------      --------      --------- -------- ------   --- ---- ---------- -------- -----  ------ ------
Abbott Laboratories                       COM         002824100   2367    42144   SH       Sole       None      42044    100
Aetna US Healthcare                       COM         00817Y108    624    10807   SH       Sole       None             10807
Air France ADS                            COM         009119108    837    24000   SH       Sole       None             24000
Air Products & Chemicals Inc.             COM         009158106    244     2478   SH       Sole       None       1700    778
Alaska Air Group Inc                      COM         011659109    825    33000   SH       Sole       None             33000
Alliant Techsystems I                     COM         018804104    319     2800   SH       Sole       None              2800
Altria Group Inc                          COM         02209S103    726     9606   SH       Sole       None              9606
Am Natl Ins Co Common                     COM         028591105   1055     8700   SH       Sole       None              8700
American International Group              COM         026874107    999    17144   SH       Sole       None      15061   2083
Amgen Inc Com                             COM         031162100    269     5782   SH       Sole       None       3352   2250
Anadarko Pete Corp.                       COM         032511107    971    14785   SH       Sole       None      14785
Anheuser Busch Cos.                       COM         035229103    641    12250   SH       Sole       None       3900   8350
Apache Corp Com                           COM         037411105    413     3837   SH       Sole       None       2750   1087
Apple Inc                                 COM         037833100    426     2153   SH       Sole       None       2153
Arbitron Inc                              COM         03875Q108    426    10250   SH       Sole       None             10250
Arch Coal Inc.                            COM         039380100    407     9050   SH       Sole       None              9050
AT & T Inc                                COM         00206R102    669    16107   SH       Sole       None       6866   9241
Automatic Data Processing Inc.            COM         053015103    454    10189   SH       Sole       None      10189
Avista Common                             COM         05379B107   1163    54000   SH       Sole       None             54000
Bank New York Mellon                      COM         064058100    325     6674   SH       Sole       None              6674
Bank Of America Corporation               COM         060505104    700    16961   SH       Sole       None      12560   4401
Bed Bath & Beyond Inc                     COM         075896100    575    19578   SH       Sole       None             19578
Berkshire Hathaway Cl A                   COM         084670108   1982       14   SH       Sole       None                14
Berkshire Hathaway Cl B                   COM         084670207    961      203   SH       Sole       None               203
Blackrock Munienhanced Fd In              COM         09253Y100   1455   134700   SH       Sole       None            134700
Blackrock Munihldgs Fd Inc                COM         09254A101    631    50300   SH       Sole       None             50300
Blackrock Munihldgs Insd Fdi              COM         09254C107    623    50000   SH       Sole       None             50000
Blackrock Muniyield Quality               COM         09254G108    943    75600   SH       Sole       None             75600
Blackrock Munyield Insd Fd I              COM         09254E103    933    66100   SH       Sole       None             66100
Boeing Company                            COM         097023105    389     4450   SH       Sole       None              4450
Boston Scientific Corp                    COM         101137107    342    29430   SH       Sole       None             29430
Bristol Myers Squibb Co                   COM         110122108    449    16918   SH       Sole       None             16918
Brown & Brown Inc                         COM         115236101    445    18957   SH       Sole       None             18957
Bunge Limited                             COM         G16962105    495     4250   SH       Sole       None              4250
C B Richard Ellis Group                   COM         12497T101    288    13375   SH       Sole       None             13375
C N A Financial CP                        COM         126117100   1416    42000   SH       Sole       None             42000
Carmax Inc                                COM         143130102    790    40000   SH       Sole       None      40000
Caterpillar Inc Del Com                   COM         149123101    296     4128   SH       Sole       None       1643   2485
Chevron Corp                              COM         166764100    269     2880   SH       Sole       None        600   2280
Chubb Corp                                COM         171232101    202     3697   SH       Sole       None       3697
Cisco Systems Inc.                        COM         17275R102   1003    37045   SH       Sole       None      33976   3069
Coca-cola Co Com                          COM         191216100    540     8801   SH       Sole       None       6979   1822
Comcast Corp.                             CL A SPL    20030N200    665    36407   SH       Sole       None       4107  32300
Conoco Phillips                           COM         20825C104    950    10758   SH       Sole       None        561  10197
Cooper Industries Ltd                     CL A        G24182100    494     9340   SH       Sole       None              9340
CSX Corp                                  COM         126408103    334     7600   SH       Sole       None       7600
CurrcyShs Jap Yen Trust                   JPNSE YEN   23130A102   5000    55801   SH       Sole       None      55801
Cvs Caremark Common                       COM         126650100    366     9200   SH       Sole       None       9200
Danaher Corp Del Com                      COM         235851102    614     7000   SH       Sole       None       7000
Davita                                    COM         23918K108    558     9900   SH       Sole       None              9900
Deere & Co.                               COM         244199105    252     2711   SH       Sole       None       1800    911
Deutsche TeleKom AG                       SPON ADR    251566105    204     9430   SH       Sole       None              9430
Devon Energy Corp. New                    COM         25179M103    606     6821   SH       Sole       None       5955    866
Dillards-a Cl A                           CL A        254067101    319    17000   SH       Sole       None             17000
Dow Chemical Company Common               COM         260543103    234     5941   SH       Sole       None        579   5362
Dws Mun Income Tr                         COM         23338M106    693    64500   SH       Sole       None             64500
E I Du Pont De Nemours And Co.            COM         263534109    523    11859   SH       Sole       None       1959   9900
Eaton Vance Non Vtg Common Non Vtg        COM NON VTG 278265103    354     7803   SH       Sole       None       7803
Electronic Arts Inc.                      COM         285512109    461     7900   SH       Sole       None              7900
Emerson Elec Co Com                       COM         291011104    705    12443   SH       Sole       None      12443
Encana Corp                               COM         292505104    255     3750   SH       Sole       None       3750
Endo Pharmaceuticals                      COM         29264F205    361    13550   SH       Sole       None             13550
Everest RE Group                          COM         G3223R108    492     4900   SH       Sole       None              4900
Expeditors International Washington       COM         302130109    278     6214   SH       Sole       None              6214
Exxon Mobil Corp                          COM         30231G102  16812   179441   SH       Sole       None     169531   9910
Fair Isaac Inc                            COM         303250104    233     7250   SH       Sole       None              7250
Fastenal Co                               COM         311900104    551    13636   SH       Sole       None             13636
Flextronics Intl                          ORD         Y2573F102   1909   158297   SH       Sole       None            158297
Gabelli Equity Tr Common                  COM         362397101    407    43947   SH       Sole       None      43947
General Electric                          COM         369604103   1774    47859   SH       Sole       None      44359   3500
Goldman Sachs Group                       COM         38141G104    249     1158   SH       Sole       None        600    558
Helix Energy Solu Group                   COM         42330P107    292     7026   SH       Sole       None              7026
Hess Corporation Common                   COM         42809H107    253     2512   SH       Sole       None       2512
Hewlett Packard Co Com                    COM         428236103    444     8795   SH       Sole       None       4949   3846
Home Depot                                COM         437076102    421    15630   SH       Sole       None      11500   4130
Hudson City Bancorp Inc                   COM         443683107    301    20050   SH       Sole       None             20050
I Star Financial                          COM         45031U101    254     9750   SH       Sole       None              9750
Idex Corp                                 COM         45167R104    307     8510   SH       Sole       None              8510
Idexx Labatories Inc                      COM         45168D104    566     9646   SH       Sole       None              9646
Insured Mun Income Fd                     COM         45809F104    857    65000   SH       Sole       None             65000
International Game Technology             COM         459902102    615    14000   SH       Sole       None             14000
Intl Flavors & Fragrances                 COM         459506101    378     7850   SH       Sole       None              7850
Ipc Holdings                              ORD         G4933P101   1068    37000   SH       Sole       None             37000
Iron Mountain Inc PA                      COM         462846106    416    11250   SH       Sole       None      11250
Ishares Msci Eafe Index Fd                MSCI EAFE   464287465   1865    23754   SH       Sole       None      23754
Johnson & Johnson                         COM         478160104    606     9084   SH       Sole       None       7804   1280
Jpmorgan Chase & Co                       COM         46625H100    263     6025   SH       Sole       None       1040   4985
Kayne Anderson Energy Development Co      COM         48660Q102   3623   158123   SH       Sole       None     158123
Kayne Anderson MLP Investment Co.         COM         486606106   5326   181540   SH       Sole       None     181540
Kimberly-Clark Corp                       COM         494368103    552     7964   SH       Sole       None       7964
Kirby Corporation                         COM         497266106    340     7310   SH       Sole       None              7310
Korea El Pwr Sp Adr Sponsored Adr         SPON ADR    500631106   1460    70000   SH       Sole       None             70000
Labatory Corp American Holdings           COM         50540R409    390     5160   SH       Sole       None              5160
Liberty Media Capital                     COM SER B   53071M302    298     2559   SH       Sole       None          9   2550
Lockheed Martin Corp.                     COM         539830109    347     3300   SH       Sole       None       3300
Martin Marietta Materials Inc             COM         573284106   1003     7566   SH       Sole       None              7566
Mastercard Inc.                           CL A        57636Q104    311     1444   SH       Sole       None              1444
McDonalds Corp Com                        COM         580135101   1868    31705   SH       Sole       None      29428   2277
Medivation, Inc.                          COM         58501N101   3303   229360   SH       Sole       None     229360
Medtronics Inc.                           COM         585055106    640    12739   SH       Sole       None      12739
Memc Electronic Mater                     COM         552715104    376     4250   SH       Sole       None              4250
Merck & Co.                               COM         589331107    407     7000   SH       Sole       None       7000
Meredith Corp.                            COM         589433101    255     4645   SH       Sole       None              4645
Mfc Ishares Tr Russell 1000 Grwth Indx Fd RUSSELL1000 464287614   2300    37847   SH       Sole       None      37847
MI Developments Inc Cl A SV               COM         55304X104    390    14000   SH       Sole       None             14000
Micron Technology Inc Com                 COM         595112103   1073   148000   SH       Sole       None            148000
Microsoft Corp.                           COM         594918104   2227    62565   SH       Sole       None      38215  24350
Millipore Corp                            COM         601073109    493     6740   SH       Sole       None              6740
Mohawk Industries Inc.                    COM         608190104   1168    15697   SH       Sole       None             15697
Morgan Stanley Qlty Muni Inv Tr           INSD MUN IN 61745P791    254    19900   SH       Sole       None             19900
National Oilwell Varco Inc                COM         637071101    562     7650   SH       Sole       None              7650
Neuberger Berman Inter Muni               COM         64124P101    367    28800   SH       Sole       None             28800
Newmont Mining Corp                       COM         651639106    221     4522   SH       Sole       None       4522
News Corp Cla                             CL A        65248E104    571    27852   SH       Sole       None          2  27850
Nike Inc                                  CL B        654106103    334     5194   SH       Sole       None              5194
Nuveen Performance Plus Mun               COM         67062P108    417    31200   SH       Sole       None             31200
Nuveen Prem Income Mun Fd 2               COM         67063W102   1092    76900   SH       Sole       None             76900
Nuveen Prem Income Mun Fd 4               COM         6706K4105    490    42700   SH       Sole       None             42700
Nuveen Premier Mun Income Fd              COM         670988104   1033    75200   SH       Sole       None             75200
O Reilly Automotive Inc.                  COM         686091109    422    13010   SH       Sole       None             13010
Oracle Corp Com                           COM         68389X105   1193    52816   SH       Sole       None      28750  24066
Overseas Shipholding                      COM         690368105    205     2750   SH       Sole       None              2750
Pepsico Inc.                              COM         713448108   1052    13862   SH       Sole       None      12517   1345
Pfizer Inc.                               COM         717081103    437    19235   SH       Sole       None       4500  14735
Pinnacle West Cap Corp Com                COM         723484101   1908    45000   SH       Sole       None             45000
Platinum Under Hldg                       COM         G7127P100    818    23000   SH       Sole       None             23000
Polo Ralph Lauren-a Cl A                  CL A        731572103   1165    18859   SH       Sole       None      11719   7140
Potash Corp Sask Inc                      COM         73755L107    538     3739   SH       Sole       None       3739
Praxair                                   COM         74005P104    867     9770   SH       Sole       None       9050    720
Procter & Gamble Co.                      COM         742718109   2339    31861   SH       Sole       None      31861
Progressive Corp Ohio                     COM         743315103    492    25696   SH       Sole       None             29656
Putnam Invt Grade Mun Tr                  COM         746805100    683    68536   SH       Sole       None             68536
Putnam Mun Opportunities Tr               SH BEN INT  746922103    792    65597   SH       Sole       None             65597
Raytheon Company (New)                    COM NEW     755111507    306     5047   SH       Sole       None       3400   1647
Rpm International                         COM         749685103    233    11500   SH       Sole       None      11500
Schlumberger Limited                      COM         806857108    551     5598   SH       Sole       None       3500   2098
Seligman Select Mun Fd Inc                COM         816344105    977    95400   SH       Sole       None             95400
Semiconductor MFG IN                      COM         81663N206   1096   211200   SH       Sole       None            211200
Sigma Aldrich Corporation                 COM         826552101    437     8000   SH       Sole       None       8000
Silgan Holdings Inc                       COM         827048109    397     7650   SH       Sole       None              7650
Silicon Image Inc                         COM         82705T102    281    62250   SH       Sole       None             62250
Sothebys Cl A                             COM         835898107    381    10000   SH       Sole       None      10000
Southern Union Co.                        COM         844030106    435    14816   SH       Sole       None             14816
Spansion Inc.                             COM CL A    84649R101    263    67000   SH       Sole       None             67000
State Str Corp Com                        COM         857477103    628     7739   SH       Sole       None       7739
Stillwater Mining Common                  COM         86074Q102   1151   119100   SH       Sole       None            119100
Streettracks Gold TR                      GOLD SHS    863307104  24505   297174   SH       Sole       None     297174
Stryker Corp                              COM         863667101   1094    14639   SH       Sole       None      13517   1122
Sysco Corp Com                            COM         871829107   1364    43714   SH       Sole       None      43714
Target Corp                               COM         87612E106    368     7359   SH       Sole       None       1301   6058
Texas Capital Bank Corp.                  COM         88224Q107   1095    60000   SH       Sole       None      60000
Thermo Fisher Scientific Inc              COM         883556102    770    13350   SH       Sole       None             13350
Tjx Companies Inc                         COM         872540109    486    16901   SH       Sole       None             16901
Torchmark Corporation                     COM         891027104    423     6982   SH       Sole       None       6982
Unum Common                               COM         91529Y106   1358    57100   SH       Sole       None              7100
Van Kampen Select Sector Mun              COM         92112M103    678    50900   SH       Sole       None             50900
Vanguard Ttl Etf Vanguard Ttl Stk Mkt Etf STK MRK ETF 922908769   2906    20018   SH       Sole       None      20018
Ventas Inc                                COM         92276F100    532    11750   SH       Sole       None             11750
Verizon Communications                    COM         92343V104    264     6045   SH       Sole       None       3295   2750
Vodafone Group Plc New Sponsored ADR New  SPON ADR    92857W209    247     6624   SH       Sole       None       3812   2812
Walgreen Co                               COM         931422109    225     5901   SH       Sole       None              5901
Walt Disney Co.                           COM DISNEY  254687106    314     9742   SH       Sole       None       9742
Waste Management Inc.                     COM         94106L109    384    11750   SH       Sole       None             11750
Weatherford Intl Ltd                      COM         G95089101    250     3650   SH       Sole       None              3650
Western Asst Mng Mun Fd Inc               COM         95766M105   1418   129900   SH       Sole       None            129900
Western Union Co                          COM         959802109    348    14350   SH       Sole       None             14350
Whole Foods Mkt Inc Com                   COM         966837106    315     7726   SH       Sole       None       5000   2726
YAHOO! INC.                               COM         984332106    236    10150   SH       Sole       None             10150
